SUPPLEMENTARY CASH FLOW INFORMATION - Non-cash capital transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
SUPPLEMENTARY CASH FLOW INFORMATION
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$ 224,335	$ (312,984)